Finance Items - Schedule of Finance Income and Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance income:
Interest income	$ 156,278	$ 91,234
Finance income	156,278	91,234
Finance costs:
Interest expense and similar charges	(349,262)	(200,229)
Amounts capitalized to property, plant and equipment	200,764	88,441
Accretion of decommissioning obligations	(4,852)	(4,080)
Finance costs	$ (153,350)	$ (115,868)